DREYFUS PREMIER INVESTMENT FUNDS, INC.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

November 26, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	Dreyfus Premier Investment Funds, Inc. (Registration Nos: 33-44254 and 811-6490)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), Dreyfus Premier Investment Funds, Inc. (the "Company") hereby certifies that:

(1)
the Prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act for Dreyfus Global Infrastructure Fund, a series of the Company, would not have differed from the Prospectus contained in Post-Effective Amendment No. 82 to the Company's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 82 to the Company's Registration Statement on Form N-1A was filed electronically on November 25, 2014.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President